Leases - Disclosure Of Quantitative Information About Right Of Use Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 754,010
Depreciation charge	(413,957)	¥ (578,014)	¥ (608,889)
Closing net book amount	400,900	754,010
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	754,010	804,990	973,547
Additions	254,383	589,488	501,663
Early termination	(193,536)	(62,454)	(61,331)
Depreciation charge	(413,957)	(578,014)	(608,889)
Closing net book amount	400,900	754,010	804,990
Cost [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	932,966	1,500,951
Closing net book amount		932,966	1,500,951
Accumulated depreciation | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ (532,066)	(746,941)
Closing net book amount		¥ (532,066)	¥ (746,941)